Revenue - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Revenue
Deferred revenue-current	$ 57,639		$ 13,347
Total deferred revenue	127,119	$ 13,500	13,537
Estimated deferred revenue
Not later than 1 year	57,639		13,347
Between 1 to 2 years	32,797		150
Between 2 to 3 years	30,918		40
Between 3 to 4 years	844
Later than 4 years	4,921
Total deferred revenue	127,119	$ 13,500	13,537
Deferred revenue recognized	12,700
Oncology/Immunology segment
Revenue
Deferred revenue-current	57,566		11,817
Deferred revenue-noncurrent	69,480		190
Other Ventures segment
Revenue
Deferred revenue-current	$ 73		$ 1,530